UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2012

Item 1. Schedule of Investments.

SGA Global Growth Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.0%
	CONSUMER DISCRETIONARY – 15.4%
322	Amazon.com, Inc.*	$73,529
4,795	Arcos Dorados Holdings, Inc. - Cl. A	70,870
1,091	Starwood Hotels & Resorts Worldwide, Inc.	57,866
1,440	Yum! Brands, Inc.	92,765
		295,030
	CONSUMER STAPLES – 20.1%
1,026	Anheuser-Busch InBev N.V. - ADR	81,721
1,469	Cia de Bebidas das Americas - ADR	56,307
2,357	Coca-Cola Amatil Ltd. - ADR	64,912
628	Colgate-Palmolive Co.	65,375
4,796	Danone - ADR	59,374
990	Nestle S.A. - ADR	59,142
		386,831
	ENERGY – 8.7%
859	National Oilwell Varco, Inc.	55,354
887	Schlumberger Ltd.	57,575
1,220	Transocean Ltd.	54,571
		167,500
	FINANCIALS – 4.3%
1,842	State Street Corp.	82,227

	HEALTH CARE – 16.5%
824	Cerner Corp.*	68,112
1,166	Fresenius Medical Care A.G. & Co. KGaA - ADR	82,308
560	Novo Nordisk A/S - ADR	81,390
76,827	Shandong Weigao Group Medical Polymer Co., Ltd. - Cl. H	84,572
		316,382
	INDUSTRIALS – 2.2%
750	Joy Global, Inc.	42,548

	INFORMATION TECHNOLOGY – 27.0%
165	Apple, Inc.*	96,360
2,175	ARM Holdings PLC - ADR	51,744
442	Baidu, Inc. - ADR*	50,821
1,785	eBay, Inc.*	74,988
510	MercadoLibre, Inc.	38,658
340	Red Hat, Inc.*	19,203
1,234	SAP A.G. - ADR	73,250
505	Visa, Inc. - Cl. A	62,433

SGA Global Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (CONTINUED)
	INFORMATION TECHNOLOGY (CONTINUED)
1,617	VistaPrint N.V.*	$52,229
		519,686
	MATERIALS – 4.8%
4,689	Linde A.G. - ADR	72,633
230	Monsanto Co.	19,039
		91,672
	TOTAL COMMON STOCKS (Cost $1,810,943)	1,901,876

	SHORT-TERM INVESTMENTS – 2.1%
40,676	Federated Treasury Obligations Fund, 0.01%1	40,676

	TOTAL SHORT-TERM INVESTMENTS (Cost $40,676)	40,676

	TOTAL INVESTMENTS – 101.1% (Cost $1,851,619)	1,942,552
	Liabilities in Excess of Other Assets – (1.1)%	(21,010)

	TOTAL NET ASSETS –100.0%	$1,921,542

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
1	The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Schedule of Investments.

SGA Global Growth Fund
SUMMARY OF INVESTMENTS
As of June 30, 2012 (Unaudited)

Security Type/Country	Percent of Total Net Assets
Common Stocks
United States	45.1%
Germany	11.9%
China	7.1%
Switzerland	5.9%
Argentina	5.7%
Belgium	4.3%
Denmark	4.2%
Australia	3.4%
France	3.1%
Brazil	2.9%
Netherlands	2.7%
United Kingdom	2.7%
Total Common Stocks	99.0%
Short-Term Investments	2.1%
Total Investments	101.1%
Liabilities in Excess of Other Assets	(1.1)%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

SGA Global Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

Note 1 – Organization
SGA Global Growth Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is long-term capital appreciation.  The Fund commenced investment operations on December 31, 2010.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to foreign securities held by the Fund upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when the Fund’s NAV is determined.  If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

SGA Global Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
June 30, 2012 (Unaudited)

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At June 30, 2012, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$1,858,353

Gross unrealized appreciation	210,578
Gross unrealized depreciation	(126,379)

Net unrealized appreciation (depreciation)	$84,199

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

SGA Global Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
June 30, 2012 (Unaudited)

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$1,901,876	$-	$-	$1,901,876
Short-Term Investments	40,676	-	-	40,676
Total Investments	$1,942,552	$-	$-	$1,942,552

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	8/24/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	8/24/12

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	8/24/12